SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.9%			Residential REITs (Continued)
Financials—98.9%			AvalonBay
Real Estate Investment Trusts (REITs) —98.9%			Communities, Inc.	220,115	$ 47,696,719
Diversified REITs—3.5%			Equity Residential	701,365	58,269,404
American Assets			Invitation Homes,
Trust, Inc.	5,259	$ 239,600	Inc.	1,198,394	37,713,459
Essential Properties			Mid-America
Realty Trust, Inc.	4,576	126,344	Apartment
STORE Capital Corp.	856,941	33,634,934	Communities, Inc.	365,815	50,193,476
		34,000,878	Sun Communities,
Health Care REITs—12.6%			Inc.	158,020	25,626,104
Healthpeak					244,037,977
Properties, Inc.	31,925	1,148,981	Retail REITs—12.2%
Medical Properties			Agree Realty Corp.	347,196	26,362,592
Trust, Inc.	1,103,480	24,442,082	Federal Realty
National Health			Investment Trust	2,932	366,559
Investors, Inc.	184,832	15,596,124	Macerich Co. (The)	11,076	247,106
Omega Healthcare			National Retail
Investors, Inc.	12,377	519,215	Properties, Inc.	459,220	25,716,320
Ventas, Inc.	435,008	25,169,563	Regency Centers
Welltower, Inc.	654,588	55,581,067	Corp.	274,437	17,026,071
		122,457,032	Retail Opportunity
Hotel & Resort REITs—2.3%			Investments Corp.	7,669	127,075
Host Hotels &			Simon Property
Resorts, Inc.	1,329,149	21,718,295	Group, Inc.	224,877	29,942,373
Park Hotels &			Spirit Realty Capital,
Resorts, Inc.	12,256	268,896	Inc.	341,126	18,004,630
		21,987,191			117,792,726
Industrial REITs—12.6%			Specialized REITs—18.4%
First Industrial			American Tower
Realty Trust, Inc.	604,262	25,801,988	Corp.	71,602	16,593,047
Prologis, Inc.	742,001	68,917,053	Digital Realty Trust,
Rexford Industrial			Inc.	158,520	19,496,375
Realty, Inc.	554,402	26,716,632	EPR Properties	7,090	506,013
STAG Industrial, Inc.	12,182	392,748	Equinix, Inc.	129,377	76,297,498
Terreno Realty Corp.	4,309	246,733	Extra Space Storage,
		122,075,154	Inc.	230,279	25,487,280
Office REITs—12.1%			Four Corners
Alexandria Real			Property Trust, Inc.	4,146	125,582
Estate Equities, Inc.	202,053	32,975,050	Gaming & Leisure
Boston Properties,			Properties, Inc.	13,293	628,161
Inc.	317,273	45,481,084	Lamar Advertising
Kilroy Realty Corp.	459,421	37,934,392	Co. , Cl. A	3,013	279,637
Vornado Realty			Public Storage	2,736	612,207
Trust	11,583	761,814	QTS Realty Trust,
		117,152,340	Inc. , Cl. A	6,653	378,423
Residential REITs—25.2%			Rayonier, Inc.	7,932	240,974
American Homes 4			VICI Properties, Inc.	1,380,014	36,984,375
Rent, Cl. A	897,871	24,538,815

1 INVESCO OPPENHEIMER REAL ESTATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares		Value
Specialized REITs (Continued)
Weyerhaeuser Co.	17,510		$506,915
			178,136,487
Total Common Stocks (Cost
$711,936,289)			957,639,785
Investment Company—1.2%
Invesco Government
& Agency Portfolio,
Institutional Class,
1.48%(Cost
$11,676,165)[1]	11,676,165		11,676,165
Total Investments,
at Value
(Cost $723,612,454)	100.1%		969,315,950
Net Other Assets
(Liabilities)	(0.1)		(1,310,095)
Net Assets	100.0	% $	968,005,855

Footnotes to Schedule of Investments
1. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

2 INVESCO OPPENHEIMER REAL ESTATE FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

3 INVESCO OPPENHEIMER REAL ESTATE FUND